Investment in an Affiliate - Schedule of Difference between Carrying Value of Investment in Purchased Common Stock and Underlying Equity in Net Assets (Parenthetical) (Detail)	Dec. 31, 2015	Jul. 13, 2015
EnSync, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of net assets	16.80%	16.80%